Investment Objectives and Goals - BFS Equity Fund	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BFS Equity Fund (the “Fund”) is long-term appreciation through growth of principal and income.